ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) vessel drillingRig	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of ultra deepwater drilling units owned | drillingRig	2
Interest costs capitalized	$ 0	$ 0.0	$ 0.0
Number of vessels with finance lease liabilities | vessel	7
Impact of the adoption of ASU 2016-13 on retained earnings		5,614,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage of disposed assets	50.10%
Investments in sales-type and direct financing leases	$ 540,908,000
River Box
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage	49.90%
Variable Interest Entity, Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of ultra deepwater drilling units owned | vessel	1
Offshore Vessels and Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	30 years
Other Capitalized Property Plant and Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	25 years
Office Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, rate	20.00%
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of the adoption of ASU 2016-13 on retained earnings				$ (32,600,000)
Accounting Standards Update 2016-13 | Accounts Receivable including Trade Other and Related Party Receivables and Investment In Sales Type Direct Finance and Leaseback Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of the adoption of ASU 2016-13 on retained earnings				5,600,000
Accounting Standards Update 2016-13 | (Accumulated deficit)/retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of the adoption of ASU 2016-13 on retained earnings		$ (32,638,000)
Accounting Standards Update 2016-13 | (Accumulated deficit)/retained earnings | Equity Accounted Subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of the adoption of ASU 2016-13 on retained earnings				$ 27,000,000.0